RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Cash held by related party		$ 76,612	$ 113,602
Due to Related Parties, Current		254,629	218,629
Accrued director fee		36,000	36,000	$ 36,000
Stock Holders and Directors
RELATED PARTY TRANSACTIONS
Due to Related Parties, Current		254,629	$ 218,629
Related Party | Director
RELATED PARTY TRANSACTIONS
Assets held on trust transferred to related party	$ 220,650
Repayments of related party debt	$ 107,048
Amounts held on behalf of company		$ 76,612